Inventory - Breakdown of Inventory (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	$ 11,402				$ 14,987
Merchandise and accessories	911				2,025
Inventory	187,925	$ 186,722	$ 169,382	$ 164,125	143,602
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	93,109				58,496
Finished goods	50,922				45,653
Inventory	144,031				104,149
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	15,897				13,102
Finished goods	15,684				9,339
Inventory	31,581				22,441
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	11,402				14,987
Merchandise and accessories	911				2,025
Inventory	97,315				95,283
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	40,369				25,977
Finished goods	20,655				34,871
Inventory	61,024				60,848
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	10,980				8,674
Finished goods	12,998				8,749
Inventory	23,978				17,423
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	0				0
Merchandise and accessories	0				0
Inventory	90,610				48,319
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	52,740				32,519
Finished goods	30,267				10,782
Inventory	83,007				43,301
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	4,917				4,428
Finished goods	2,686				590
Inventory	$ 7,603				$ 5,018